UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.2%
ASSET-BACKED SECURITIES — 0.9%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$498,635
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%	04/17/26	250	244,960
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195%	04/18/26	750	730,491
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360%	04/15/26	500	486,904

TOTAL ASSET-BACKED SECURITIES (cost $1,981,985)				1,960,990

BANK LOANS(a) — 92.1%
Aerospace & Defense — 1.5%
CPI International, Inc.	4.250%	11/17/17	345	337,855
Landmark Aviation FBO Canada Inc.	4.750%	10/25/19	497	495,439
LM US Member LLC/LM US Corp. Acquisition	8.250%	01/25/21	332	331,581
Sequa Corp.	5.250%	06/19/17	373	270,251
Standard Aero Ltd. (Canada)	5.250%	07/07/22	625	621,289
Transdigm, Inc.	3.500%	05/16/22	523	507,316
Transdigm, Inc.	3.750%	06/04/21	497	484,768
Wyle Services Corp.	5.000%	05/23/21	320	318,134

				3,366,633

Airlines — 0.6%
American Airlines, Inc.	3.250%	06/29/20	1,000	988,125
United Airlines, Inc.	3.250%	04/01/19	317	314,300

				1,302,425

Automotive — 2.6%
American Tire Distributors, Inc.	5.250%	09/01/21	623	618,918
BBB Industries LLC	6.000%	11/03/21	249	248,128
Chrysler Group LLC	3.250%	12/31/18	1,038	1,031,244
Cooper Standard Automotive, Inc.	4.000%	04/04/21	619	610,541
Federal-Mogul Holdings Corp.	4.750%	04/15/21	944	841,878
Gates Global LLC	4.250%	07/06/21	645	594,776
Horizon Global Corp.	7.000%	06/30/21	346	335,256
TI Group Automotive Systems LLC	4.500%	06/30/22	450	443,812
Tower Auto Holdings USA LLC	4.000%	04/23/20	998	982,840

				5,707,393

Brokerage — 1.6%
Arnhold & S. Bleichroeder Holdings, Inc.	4.750%	11/30/22	625	615,039
BATS Global Markets, Inc.	5.750%	01/31/20	772	772,748
Hamilton Lane Advisors LLC	4.250%	07/08/22	750	750,469
LPL Holdings, Inc.	4.750%	11/30/22	750	746,250
VFH Parent LLC	5.250%	11/08/19	718	716,681

				3,601,187

Building Materials & Construction — 4.5%
Apex Tool Group LLC	4.500%	01/31/20	736	715,058
Beacon Roofing Supply, Inc.	4.000%	10/03/22	650	645,125
Builders FirstSource, Inc.	6.000%	07/29/22	725	713,219
CHI Overhead Doors, Inc.	4.750%	07/31/22	350	346,354
CHI Overhead Doors, Inc.	8.750%	07/31/23	300	293,250
Continental Building Products LLC	4.000%	08/28/20	647	641,880

DTZ US Borrower LLC	4.250%	11/04/21	723	711,436
HD Supply, Inc.	3.750%	08/13/21	575	569,849
Headwaters, Inc.	4.500%	03/24/22	499	498,750
Jeld-Wen, Inc.	4.750%	07/01/22	400	398,375
Jeld-Wen, Inc.	5.250%	10/15/21	350	348,578
LBM Borrower LLC	6.250%	08/31/22	625	600,000
Ply Gem Industries, Inc.	4.000%	02/01/21	696	685,124
PriSo Acquisition Corp.	4.500%	05/09/22	499	489,502
Quikrete Co., Inc.	4.000%	09/28/20	841	835,106
Quikrete Co., Inc.	7.000%	03/26/21	111	110,388
Summit Materials LLC	4.250%	07/18/22	640	635,924
Wilsonart LLC	4.000%	10/31/19	736	723,003

				9,960,921

Cable — 1.4%
Intelsat Jackson Holdings SA (Luxembourg)	3.750%	06/30/19	1,250	1,167,188
Numericable US LLC	4.500%	05/21/20	397	388,564
UPC Financing Partnership	3.250%	06/30/21	1,250	1,232,031
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%	06/30/23	375	369,082

				3,156,865

Capital Goods — 6.4%
4L Technologies, Inc.	5.500%	05/08/20	545	511,830
ADS Waste Holdings, Inc.	3.750%	10/09/19	1,513	1,476,376
Allflex Holdings III, Inc.	4.250%	07/17/20	873	859,318
Brand Energy & Infrastructure Services, Inc.	4.750%	11/26/20	721	672,038
CPM Acquisition Corp.	6.000%	04/11/22	549	545,882
Crosby US Acquisition Corp.	4.000%	11/23/20	373	298,481
Doosan Infracore International, Inc.	4.500%	05/28/21	683	679,964
Douglas Dynamics LLC	5.250%	12/31/21	572	571,219
Dynacast International LLC	4.500%	01/28/22	623	614,946
Filtration Group, Inc.	4.250%	11/23/20	400	393,600
Filtration Group, Inc.	8.250%	11/22/21	370	365,221
Gardner Denver, Inc.	4.250%	07/30/20	300	273,600
Hillman Group, Inc. (The)	4.500%	06/30/21	497	491,677
IBC Capital US LLC	4.750%	09/09/21	274	246,262
Infiltrator Systems Integrated LLC	5.250%	05/27/22	524	522,771
Mirror Bidco Corp.	4.250%	12/27/19	394	390,172
Neff Rental LLC	7.250%	06/09/21	267	238,615
North American Lifting Holdings, Inc.	5.500%	11/27/20	497	375,591
Onex Wizard Acquisition Co. I SARL (Luxembourg)	4.250%	03/14/22	647	641,361
Pelican Products, Inc.	5.250%	04/11/20	558	552,525
Penn Engineering & Manufacturing Corp.	4.000%	08/27/21	396	393,030
Pro Mach, Inc.	4.750%	10/22/21	397	395,015
RBS Global, Inc./Rexnord LLC	4.000%	08/21/20	984	960,367
Synagro Infrastructure Co., Inc.(b)	6.250%	08/22/20	168	151,509
Tank Holding Corp.	5.250%	03/16/22	676	665,105
Unifrax I LLC	4.250%	11/28/18	309	302,782
WASH Multifamily Laundry Systems LLC	4.250%	05/16/22	623	607,852

				14,197,109

Chemicals — 5.2%
A. Schulman, Inc.(b)	4.000%	06/01/22	498	491,903
Axalta Coating Systems US Holding	3.750%	02/01/20	1,379	1,365,149
Chemours Co. LLC (The)	3.750%	05/12/22	973	897,999
Colouroz Investment 2 LLC	4.500%	09/07/21	744	729,994
Colouroz Investment 2 LLC	8.250%	09/05/22	200	192,750
Emerald Performance Materials LLC	7.750%	08/01/22	300	285,750
Kronos Worldwide, Inc.	4.000%	02/18/20	394	355,388
MacDermid, Inc.	4.500%	06/07/20	792	768,767

MacDermid, Inc.	5.500%	06/07/20	350	340,156
Methanol Holdings DE LLC	4.250%	06/30/22	499	463,838
Nexeo Solutions LLC	5.000%	09/08/17	287	273,966
Nusil Technology LLC	5.250%	04/07/17	745	737,090
Oxea Finance LLC	4.250%	01/15/20	490	469,788
Phillips-Medisize Corp.	4.750%	06/16/21	370	360,360
Plaskolite, Inc.	5.750%	11/30/22	375	372,188
PolyOne Corp.	3.750%	11/30/22	425	424,469
Solenis International LP	4.250%	07/31/21	495	482,316
Solenis International LP	7.750%	07/31/22	200	182,125
Sonneborn, Inc.	4.750%	12/10/20	347	346,289
Tata Chemicals NA, Inc.	3.750%	08/07/20	665	645,242
Tronox Pigments Netherlands BV	4.250%	03/19/20	528	480,497
Univar, Inc.	4.250%	07/01/22	949	920,913

				11,586,937

Consumer — 5.0%
Advantage Sales & Marketing, Inc.	4.250%	07/23/21	647	625,599
Advantage Sales & Marketing, Inc.	7.500%	07/25/22	500	455,834
Bombardier Recreational Products, Inc.	3.750%	01/30/19	427	424,397
Cole Haan, Inc.	5.000%	02/01/20	491	442,200
Fitness International LLC	5.500%	07/01/20	496	470,191
Galleria Co.	3.750%	06/30/23	308	308,333
Generac Power Systems, Inc.	3.500%	05/31/20	750	735,000
Hoffmaster Group, Inc.	5.250%	05/11/20	555	549,066
Huish Detergents, Inc.	5.500%	03/23/20	735	697,953
Life Time Fitness, Inc.	4.250%	06/10/22	499	489,398
NBTY, Inc.	3.500%	10/01/17	293	288,200
NVA Holdings, Inc.	4.750%	08/16/21	496	495,017
NVA Holdings, Inc.	8.000%	08/14/22	400	394,333
Royal Holdings, Inc.	4.500%	06/20/22	499	494,511
ServiceMaster Co.	4.250%	07/01/21	1,068	1,060,782
Spectrum Brands, Inc.	3.750%	06/23/22	423	422,879
Spin Holdco, Inc.	4.250%	11/14/19	519	505,783
SRAM Corp.	4.017%	04/10/20	647	543,176
Sterling Midco Holdings, Inc.	4.500%	06/20/22	623	617,203
TMK Hawk Parent Corp.	5.250%	10/01/21	347	345,634
Wand Intermediate I LP	4.750%	09/17/21	373	368,790
Water Pik, Inc.	5.750%	07/08/20	539	535,125

				11,269,404

Electric — 2.0%
Astoria Energy LLC	5.000%	12/24/21	528	523,199
Calpine Construction Finance Co. LP	3.250%	01/31/22	497	476,943
Calpine Corp.	3.500%	05/27/22	623	607,246
Calpine Corp.	4.000%	01/15/23	750	740,312
Dynegy, Inc.	4.000%	04/23/20	736	722,536
FREIF NAP I Holdings III LLC	4.750%	03/31/22	492	486,326
Intergen NV	5.500%	06/15/20	513	466,359
TPF Generation Holdings LLC	4.750%	12/31/17	417	388,907

				4,411,828

Energy - Other — 1.3%
American Energy Marcellus LLC	5.250%	08/04/20	500	157,500
American Energy Marcellus LLC	8.500%	08/04/21	300	3,000
Drillships Financing Holding, Inc.	6.000%	03/31/21	368	187,886
Energy Transfer Equity LP	4.000%	12/02/19	1,162	1,122,265
Fieldwood Energy LLC	8.375%	09/30/20	500	151,875

Floatel Delaware LLC	6.000%	06/29/20	369	199,463
FTS International, Inc.	5.750%	04/16/21	251	72,541
Hi-Crush Partners LP	4.750%	04/28/21	211	166,188
Pacific Drilling SA (Luxembourg)	4.500%	06/01/18	364	202,993
Seadrill Operating LP (United Kingdom)	4.000%	02/19/21	491	246,239
Targa Resources Partners LP	5.750%	02/27/22	324	323,820

				2,833,770

Energy - Refining — 0.9%
Citgo Holdings, Inc.	9.500%	05/12/18	422	421,581
Citgo Petroleum Corp.	5.500%	07/29/21	1,094	1,068,488
Western Refining, Inc.	4.250%	11/12/20	622	601,199

				2,091,268

Entertainment — 0.2%
SeaWorld Parks & Entertainment, Inc.	3.000%	05/14/20	497	465,065

Foods — 2.4%
Acosta, Inc.	4.250%	09/26/21	744	712,750
AdvancePierre Foods, Inc.	5.750%	07/10/17	350	349,300
AdvancePierre Foods, Inc.	9.500%	10/10/17	275	271,563
GFA Brands, Inc./UHF Acquisition Corp.	4.500%	07/09/20	234	232,687
Hearthside Group Holdings LLC	4.500%	06/02/21	500	495,612
JBS USA LLC	4.000%	08/31/22	750	745,547
Mill US Acquisition LLC	5.000%	07/03/20	916	900,208
Packers Holdings LLC	5.000%	12/02/21	523	522,284
Shearer’s Foods LLC	4.500%	06/30/21	747	736,275
US Foods, Inc.	4.500%	03/29/19	499	495,296

				5,461,522

Gaming — 2.5%
Caesars Entertainment Resort Properties LLC	7.000%	10/11/20	491	459,421
CCM Merger, Inc.	4.500%	08/06/21	785	780,580
CityCenter Holdings LLC	4.250%	10/16/20	887	880,486
Eldorado Resorts, Inc.	4.250%	07/25/22	499	497,503
Golden Nugget, Inc.	5.500%	11/21/19	714	712,767
Scientific Games International, Inc.	6.000%	10/01/21	1,517	1,400,320
Station Casinos LLC	4.250%	03/02/20	572	566,636
Yonkers Racing Corp.	4.250%	08/20/19	366	357,085

				5,654,798

Health Care & Pharmaceutical — 10.6%
Air Medical Group Holdings, Inc.	4.500%	04/28/22	499	487,320
Alere, Inc.	4.250%	06/20/22	697	687,361
Alliance HealthCare Services, Inc.	4.250%	06/03/19	725	717,176
Amneal Pharmaceuticals LLC	4.500%	11/01/19	517	506,685
ATI Holdings LLC	5.250%	12/20/19	372	368,721
Boston Luxembourg III SARL	4.000%	08/28/19	247	244,246
Carecore National LLC	5.500%	03/05/21	370	328,964
Catalent Pharma Solutions, Inc.	4.250%	05/20/21	662	653,521
CCS Intermediate Holdings LLC	5.000%	07/23/21	223	167,063
CHS/Community Health Systems, Inc.	3.750%	12/31/19	258	252,569
CHS/Community Health Systems, Inc.	4.000%	01/27/21	1,574	1,546,373
Concordia Healthcare Corp. (Canada)	5.250%	10/21/21	725	690,109
Curo Health Services Holdings, Inc.	6.500%	02/07/22	348	346,799
Emdeon, Inc.	3.750%	11/02/18	499	492,903
Endo Luxembourgh Finance I Co. SARL	3.750%	09/30/22	1,500	1,470,625
Envision Healthcare Corp.	4.500%	11/30/22	375	372,813
FHC Health Systems, Inc.	5.000%	12/23/21	498	487,964
Genoa, a QoL Healthcare Co.	4.500%	04/29/22	374	372,192

Greatbatch Ltd.	5.250%	10/27/22	625	620,899
HCA, Inc.	3.079%	05/01/18	1,000	998,333
Horizon Pharma, Inc.	4.500%	05/07/21	323	294,328
IASIS Healthcare Corp.	4.500%	05/03/18	483	475,064
Kindred Healthcare, Inc.	4.250%	04/09/21	598	574,545
Kinetic Concepts, Inc.	4.500%	05/04/18	499	485,265
Lannett Co., Inc.	6.375%	11/24/22	300	276,000
Mallinckrodt International Finance SA	3.250%	03/19/21	150	143,813
Mallinckrodt International Finance SA	3.500%	03/19/21	496	480,727
MJ Acquisition Corp.	4.001%	06/01/22	773	755,669
MPH Acquisition Holdings LLC	3.750%	03/31/21	829	805,787
Opal Acquisition, Inc.	5.000%	11/27/20	498	465,574
Ortho Clinical Diagnostics	4.750%	06/30/21	940	881,362
Patheon Pharmaceuticals, Inc.	4.250%	03/11/21	494	480,912
Pharmaceutical Product Development LLC	4.250%	08/18/22	998	970,381
PRA Holdings, Inc.	4.500%	09/23/20	484	479,615
RadNet Management, Inc.	4.250%	10/10/18	243	241,443
RadNet Management, Inc.	8.000%	03/25/21	225	216,000
RPI Finance Trust	3.500%	11/09/20	497	493,555
Sterigenics-Nordion Holdings LLC	4.250%	05/16/22	750	738,750
Surgery Center Holdings, Inc.	5.250%	11/03/20	273	271,345
TeamHealth, Inc.	4.500%	11/30/22	500	498,750
US Renal Care, Inc.	5.250%	12/31/22	425	421,812
Valeant Pharmaceuticals International, Inc.	3.750%	08/05/20	1,096	1,031,098
Valeant Pharmaceuticals International, Inc.	4.000%	04/01/22	496	467,854

				23,762,285

Insurance — 1.3%
AmWINS Group, Inc.	5.250%	09/06/19	342	342,369
AmWINS Group, Inc.	9.500%	09/04/20	250	249,688
HUB International Ltd.	4.750%	10/02/20	935	906,162
Hyperion Insurance Group Ltd.	5.500%	04/29/22	648	647,460
Sedgwick Claims Management Services, Inc.	3.750%	03/01/21	640	620,242
Sedgwick Claims Management Services, Inc.	6.750%	02/28/22	250	231,094

				2,997,015

Lodging — 0.8%
Four Seasons Holdings, Inc. (Canada)	6.250%	12/28/20	300	297,750
MGM Resorts International	3.500%	12/20/19	999	992,226
Playa Resorts Holding BV (Netherlands)	4.000%	08/09/19	441	434,110

				1,724,086

Media & Entertainment — 4.7%
CDS US Intermediate Holdings, Inc. (Canada)	5.000%	07/08/22	500	496,000
ClubCorp Club Operations, Inc.	4.250%	07/24/20	1,000	995,000
EMI Group North America Holdings, Inc.	4.000%	08/31/22	525	521,497
Getty Images, Inc.	4.750%	10/18/19	486	326,800
Hubbard Radio LLC	4.250%	05/27/22	358	336,833
Ion Media Networks, Inc.	4.750%	12/18/20	248	245,851
Learfield Communications, Inc.	4.500%	10/09/20	491	489,758
Lions Gate Entertainment Corp.	5.000%	03/17/22	300	300,000
Match Group, Inc.	5.500%	11/16/22	420	416,325
Media Gen, Inc.	4.000%	07/31/20	493	488,931
Mood Media Corp. (Canada)	7.000%	05/01/19	498	481,050
NEP Broadcasting LLC	10.000%	07/22/20	257	241,714
NEP/NCP Holdco, Inc.	4.250%	01/22/20	736	688,470
Sinclair Television Group, Inc.	3.500%	07/30/21	499	494,594
SuperMedia, Inc.	11.600%	12/30/16	368	183,121

Tribune Media Co.	3.750%	12/28/20	953	947,854
Tribune Publishing Co.	5.750%	08/04/21	190	178,125
TWCC Holding Corp.	5.750%	02/11/20	713	711,828
TWCC Holding Corp.	7.000%	06/26/20	500	497,813
Univision Communications, Inc.	4.000%	03/01/20	1,376	1,356,698

				10,398,262

Metals & Mining — 1.4%
FMG Resources (August 2006) Pty. Ltd. (Australia)	4.250%	06/30/19	744	606,258
Minerals Technologies, Inc.	3.750%	05/10/21	318	316,147
Minerals Technologies, Inc.	4.750%	05/10/21	225	224,719
Murray Energy Corp.	7.500%	04/16/20	748	502,179
Novelis, Inc.	4.000%	06/02/22	748	725,494
Peabody Energy Corp.	4.250%	09/24/20	452	265,450
Phoenix Services International LLC	6.000%	06/30/17	496	446,168
Westmoreland Coal Co.	7.500%	12/16/20	174	113,737

				3,200,152

Other Industry — 4.4%
Alfred Fueling Systems, Inc.	4.750%	06/21/21	499	488,763
Alix Partners LLP	4.500%	07/28/22	1,000	994,750
Allied Security Holdings LLC	4.250%	02/12/21	364	355,595
Allied Security Holdings LLC	8.000%	08/13/21	582	548,070
Altisource Solutions SARL (Luxembourg)	4.500%	12/09/20	341	302,857
Asurion LLC	5.000%	05/24/19	415	392,974
Asurion LLC	5.000%	08/04/22	499	462,279
Asurion LLC	8.500%	03/03/21	250	218,828
AVSC Holding Corp.	4.500%	01/25/21	619	606,725
Brickman Group Holdings, Inc.	4.000%	12/18/20	1,014	987,226
CCC Information Services, Inc.	4.000%	12/20/19	317	312,696
Guggenheim Partners Investment Management	4.250%	07/22/20	368	365,816
Laureate Education, Inc.	5.000%	06/18/18	591	505,819
Mannington Mills, Inc.	4.750%	10/01/21	500	467,500
Merrill Communications LLC	6.250%	06/01/22	547	508,441
National Financial Partners Corp.	4.500%	07/01/20	369	361,056
Onsite Rental Group Operation Pty. Ltd.	5.500%	07/30/21	223	200,475
Osmose Utility Services, Inc.	6.000%	08/21/22	375	371,562
Power Buyer LLC	4.250%	05/06/20	555	545,641
Power Buyer LLC	4.250%	05/06/20	15	14,605
RCS Capital Corp.	7.500%	04/29/19	342	314,812
TMFS Holdings LLC	5.500%	07/30/21	248	246,881
USIC Holdings, Inc.	4.000%	07/10/20	367	355,566

				9,928,937

Packaging — 4.5%
Anchor Glass Container Corp.	4.500%	07/01/22	800	795,500
Ardagh Holdings USA, Inc. (Luxembourg)	4.000%	12/17/19	791	784,723
Berlin Packaging LLC	4.500%	10/01/21	495	489,431
Berry Plastics Corp.	4.000%	10/01/22	1,725	1,713,572
Bway Holding Co.	5.500%	08/14/20	717	695,770
Charter NEX US Holdings, Inc.	5.250%	02/07/22	360	360,468
Exopack Holdings SA (Luxembourg)	4.500%	05/08/19	198	196,363
Hilex Poly Co. LLC	6.000%	12/06/21	522	520,447
Hilex Poly Co. LLC	9.750%	06/06/22	250	245,938
Husky Injection Molding Systems Ltd.	4.250%	06/30/21	645	626,677
Husky Injection Molding Systems Ltd.	7.250%	06/30/22	470	454,311
Peacock Engineering Co. LLC	5.272%	07/27/22	750	745,625
Plaze, Inc.(b)	5.250%	07/29/22	500	496,250
Pregis Holding I Corp.	4.500%	05/20/21	446	446,360
Reynolds Group Holdings, Inc.	4.500%	12/01/18	750	746,761

Signode Industrial Group US, Inc.	3.750%	05/01/21	265	255,661
Tekni-Plex, Inc.	4.500%	06/01/22	499	492,100

				10,065,957

Paper — 0.3%
Appvion, Inc.	5.750%	06/28/19	130	121,393
Caraustar Industries, Inc.	8.000%	05/01/19	443	441,431

				562,824

Real Estate — 0.2%
Starwood Property Trust, Inc.	3.500%	04/17/20	490	484,654

Restaurants — 0.9%
B.C. Unlimited Liability Co.	3.750%	12/10/21	1,411	1,404,544
CEC Entertainment, Inc.	4.250%	02/12/21	714	673,955

				2,078,499

Retailers — 5.9%
Academy Ltd.	5.000%	07/01/22	1,175	1,115,057
At Home Holding III, Inc.	5.000%	06/03/22	498	489,727
Bass Pro Group LLC	4.000%	06/05/20	744	695,510
Bauer Performance Sports Ltd.	4.500%	04/15/21	629	614,776
Burlington Coat Factory Warehouse Corp.	4.250%	08/13/21	256	250,326
Dollar Tree, Inc.	3.500%	07/06/22	566	563,707
EyeMart Express LLC	5.000%	12/18/21	468	461,656
Fullbeauty Brands, Inc.	5.750%	10/14/22	500	471,250
Hudsons Bay Co. (Canada)	4.750%	09/30/22	688	685,224
JC Penney Corp., Inc.	5.000%	06/20/19	498	494,842
Lands’ End, Inc.	4.250%	04/05/21	620	555,546
Leslie’s Poolmart, Inc.	4.250%	10/16/19	612	596,449
Men’s Warehouse, Inc. (The)	5.000%	06/18/21	550	497,750
Michaels Stores, Inc.	4.000%	01/28/20	494	489,841
Neiman Marcus Group Ltd. LLC	4.250%	10/25/20	1,235	1,154,551
PetSmart, Inc.	4.250%	03/11/22	747	733,523
Rite Aid Corp.	5.750%	08/21/20	375	377,500
Sears Roebuck Acceptance Corp.	5.500%	06/30/18	739	703,026
Staples, Inc.	3.500%	02/28/22	1,250	1,232,986
Vestcom International, Inc.	5.250%	09/30/21	489	483,864
Vision Holding Corp.	4.000%	03/12/21	622	605,520

				13,272,631

Supermarkets — 1.8%
Albertsons Holdings LLC	5.000%	08/26/19	390	388,971
Albertsons Holdings LLC	5.500%	08/25/21	844	842,624
GOBP Holdings, Inc.	4.750%	10/21/21	622	608,638
New Albertsons, Inc.	4.750%	06/27/21	748	740,959
Roundy’s Supermarkets, Inc.	5.750%	03/03/21	653	647,002
Supervalu, Inc.	4.500%	03/21/19	769	766,354

				3,994,548

Technology — 12.9%
ACTIVE Network, Inc.	5.500%	11/13/20	594	586,061
Ancestry.com, Inc.	5.000%	08/31/22	625	619,531
Applied Systems, Inc.	7.500%	01/24/22	147	141,712
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%	12/31/22	2,075	2,051,009
Avaya, Inc.	6.250%	05/29/20	578	435,923
Avaya, Inc.	6.500%	03/30/18	129	109,529
Blue Coat Holdings, Inc.	4.500%	05/20/22	1,125	1,097,156

BMC Software Finance, Inc.	5.000%	09/10/20	1,174	1,015,990
CompuCom Systems, Inc.	4.250%	05/11/20	281	193,970
Computer Sciences Government Services, Inc.	3.750%	11/30/22	625	624,739
Compuware Corp.	6.250%	12/15/19	361	338,379
Dell International LLC	4.000%	04/29/20	995	989,776
Deltek, Inc.	5.000%	06/27/22	763	757,060
EagleView Technology Corp.	5.250%	07/15/22	700	687,167
Evergreen Skills SARL (Luxembourg)	5.750%	04/28/21	494	416,161
Evergreen Skills SARL (Luxembourg)	9.250%	04/28/22	200	148,900
Evertec Group LLC	3.250%	04/17/20	269	260,580
First Data Corp.	3.827%	09/24/18	1,675	1,657,412
Freescale Semiconductor, Inc.	4.250%	02/28/20	728	726,815
Freescale Semiconductor, Inc.	5.000%	01/15/21	490	489,286
Hyland Software, Inc.	4.750%	07/01/22	443	437,356
Hyland Software, Inc.	8.250%	07/03/23	250	236,250
Informatica Corp.	4.500%	08/05/22	750	727,902
Interactive Data Corp.	4.750%	05/03/21	2,068	2,062,843
IPC Systems, Inc.	5.500%	08/06/21	647	620,880
Kronos, Inc.	4.500%	10/30/19	787	781,851
Kronos, Inc.	9.750%	04/30/20	449	453,008
Lattice Semiconductor Corp.	5.250%	03/10/21	522	480,585
Lawson Software, Inc.	3.750%	06/03/20	497	474,061
Linxens (Singapore)	5.000%	09/30/22	750	742,500
Linxens (Singapore)	9.500%	09/30/23	250	245,625
MA FinanceCo. LLC	4.500%	11/20/19	333	330,837
Natel Engineering Co., Inc.	6.750%	04/10/20	488	482,625
NXP BV (Netherlands)	3.750%	12/01/20	1,875	1,863,750
Presidio Holdings Ltd.	5.250%	02/02/22	487	483,685
Shaw Data Centre LP	4.500%	03/30/22	597	588,045
Sirius Computer Solutions, Inc.	6.000%	10/31/22	618	609,480
Sirius Computer Solutions, Inc.	10.500%	10/31/23	250	242,500
Sophia LP	4.750%	09/30/22	625	618,620
SourceHOV LLC	7.750%	10/31/19	368	331,172
Sungard Availability Services Capital, Inc.	6.000%	03/29/19	331	281,907
Syniverse Holdings, Inc.	4.000%	04/23/19	482	371,400
TransUnion LLC	3.500%	04/09/21	1,037	1,013,411
Ultima US Holdings LLC	5.500%	07/02/20	270	270,187
Zebra Technology Corp.	4.750%	10/27/21	745	747,202

				28,844,838

Telecommunications — 2.9%
Communications Sales & Leasing, Inc.	5.000%	10/24/22	696	648,498
Global Tel*Link Corp.	5.000%	05/22/20	314	248,091
GTT Communications, Inc.	6.250%	10/24/22	250	248,125
Level 3 Finance, Inc.	4.000%	01/15/20	850	848,513
LTS Buyer LLC	4.000%	04/13/20	848	830,875
Mitel Networks Corp. (Canada)	5.500%	04/29/22	599	592,014
Numericable US LLC	4.750%	01/13/23	600	587,500
SBA Senior Finance II LLC	3.250%	03/24/21	871	853,044
Securus Technologies Holdings, Inc.	5.250%	04/30/20	575	458,563
T-Mobile USA, Inc.	3.500%	11/09/22	550	550,487
XO Communications LLC	4.250%	03/20/21	694	683,590

				6,549,300

Transportation — 1.4%
Americold Realty Trust	6.500%	11/30/22	750	734,475
Kenan Advantage Group, Inc. (The)	4.000%	01/31/17	60	59,342
Kenan Advantage Group, Inc. (The)	4.000%	07/29/22	565	560,450
Navios Maritime Partners LP	5.250%	06/27/18	374	368,660
OSG Bulk Ships, Inc.	5.250%	08/05/19	247	245,023

PODS LLC	4.500%	02/02/22	499	495,007
XPO Logistics, Inc.	5.500%	11/01/21	750	746,563

				3,209,520

TOTAL BANK LOANS (cost $213,768,376)				206,140,633

CORPORATE BONDS — 2.2%
Chemicals — 0.1%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	170	168,725

Cosmetics/Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	190	171,475

Electric — 0.1%
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	250	244,220

Entertainment — 0.2%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	250	250,000
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	250	265,000

				515,000

Food — 0.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	350	348,250

Healthcare-Products — 0.1%
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	200	166,000

Healthcare-Services — 0.7%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	500	506,250
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	500	403,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	700	697,812

				1,607,812

Lodging — 0.3%
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	361,375
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	250	284,245

				645,620

Media — 0.1%
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	269,375

Retail
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250%	06/15/21	100	87,750

Software — 0.2%
Infor US, Inc., Gtd. Notes, 144A (original cost $434,563; purchased 04/09/15)(b)(c)	6.500%	05/15/22	425	377,188

Telecommunications — 0.1%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	336,150

TOTAL CORPORATE BONDS (cost $5,234,543)				4,937,565

TOTAL LONG-TERM INVESTMENTS (cost $220,984,904)				213,039,188

SHORT-TERM INVESTMENT — 12.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,923,369)(d)	27,923,369	27,923,369

TOTAL INVESTMENTS — 107.7% (cost $248,908,273)(e)		240,962,557
Liabilities in excess of other assets — (7.7)%		(17,174,897)

NET ASSETS — 100.0%		$223,787,660

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2015.
(b)	Indicates a security that has been deemed illiquid. (unaudited)
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $533,181. The aggregate value of $464,938 is approximately 0.2% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$248,838,306

Appreciation	206,116
Depreciation	(8,081,865)

Net Unrealized Depreciation	$(7,875,749)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,960,990	$—
Bank Loans	—	184,950,399	21,190,234
Corporate Bonds	—	4,937,565	—
Affiliated Money Market Mutual Fund	27,923,369	—	—

Total	$27,923,369	$191,848,954	$21,190,234

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/28/15	$11,916,236
Realized gain (loss)	4,842
Change in unrealized appreciation (depreciation)*	(493,020)
Purchases	15,901,740
Sales	(4,425,185)
Accrued discount/premium	7,032
Transfers into Level 3	2,508,915
Transfers out of Level 3	(4,230,326)

Balance as of 11/30/15	$21,190,234

*	Of which, $(427,387) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of November 30, 2015	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$21,190,234	Market Approach	Single Broker Indicative Quote	$1.00 - $100.00 ($93.19)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$(4,230,326)	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	2,508,915	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.0%
ASSET-BACKED SECURITIES — 3.4%
Collateralized Loan Obligations — 3.2%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.915	%(a)	10/17/26	1,250	$1,236,938
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	1.870	%(a)	04/22/27	1,000	988,282
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.715	%(a)	01/17/26	500	494,042
Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A	1.740	%(a)	07/25/26	2,250	2,223,290
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.801	%(a)	04/15/26	2,500	2,488,321
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	1.791	%(a)	04/15/26	500	495,453
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	1.840	%(a)	07/22/27	1,000	994,609
Palmer Square CLO Ltd., Series 2015-1A, Class A1, 144A	1.878	%(a)	05/21/27	750	739,639
Shackleton CLO V Ltd., Series 2014-5A, Class A, 144A	1.844	%(a)	05/07/26	1,250	1,234,862
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	1.985	%(a)	07/20/27	1,250	1,239,758
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	1.947	%(a)	04/20/26	3,750	3,720,349

					15,855,543

Non-Residential Mortgage-Backed Security — 0.2%
Madison Park Funding X Ltd., Series 2012-10A, Class A1A, 144A	1.687	%(a)	01/20/25	750	747,336

TOTAL ASSET-BACKED SECURITIES (cost $16,715,177)					16,602,879

COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.4%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	2,500	2,539,170
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,965,310
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.645	%(a)	02/15/39	300	300,081
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%		02/25/22	270	274,942
Fannie Mae-ACES, Series 2012-M13, Class A2	2.377%		05/25/22	3,250	3,267,748
Fannie Mae-ACES, Series 2013-M3, Class X1, I/O	4.126	%(a)	02/25/16	427	9
Fannie Mae-ACES, Series 2014-M2, Class A2	3.513%		12/25/23	3,950	4,195,534
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	551,102
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	8,500	9,202,018
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,071,076
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.803	%(a)	06/25/20	27,711	1,522,601
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.861	%(a)	03/25/22	26,812	2,327,470
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.591	%(a)	05/25/22	14,904	1,131,975
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.627	%(a)	06/25/22	16,182	1,278,758

FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	5,125	5,185,404
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.019	%(a)	10/25/22	41,448	2,052,483
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	6,400	6,424,688
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	6,400	6,750,434
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	5,100	5,366,429
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	6,400	6,639,168
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	7,800	8,319,465

FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	6,000	6,181,094
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	5,000	5,007,475
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	6,000	6,108,974
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.702	%(a)	08/25/16	5,108	31,180
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.903	%(a)	05/25/19	13,039	670,147
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.823	%(a)	07/25/19	12,634	640,710
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	10,000	10,172,962
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	6,400	6,461,953
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.961	%(a)	06/15/49	1,267	1,273,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,000	983,310
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	2,500	2,561,232
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	1,000	995,566
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,400	2,393,240
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904	%(a)	05/15/43	3,000	3,026,031
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572%		09/15/58	2,500	2,554,227

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $119,950,194)					120,427,464

FOREIGN GOVERNMENT AGENCY OBLIGATION — 0.2%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $1,166,138)	3.150%		07/24/24	1,170	1,175,246

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS, Series 2002-57, Class ND	5.500%		09/25/17	137	140,451
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.841	%(a)	10/25/28	122	116,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.586	%(a)	02/25/34	531	527,795

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $793,864)					784,996

SMALL BUSINESS ADMINISTRATION AGENCIES — 0.2%
Small Business Administration Participation Certificates, Series 1995-20L, Class 1, U.S. Govt. Gtd. Notes	6.450%		12/01/15	100	100,272
Small Business Administration Participation Certificates, Series 1996-20H, Class 1, U.S. Govt. Gtd. Notes	7.250%		08/01/16	146	149,444
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, U.S. Govt. Gtd. Notes	6.950%		11/01/16	96	98,511
Small Business Administration Participation Certificates, Series 1997-20A, Class 1, U.S. Govt. Gtd. Notes	7.150%		01/01/17	48	49,288
Small Business Administration Participation Certificates, Series 1998-20I, Class 1, U.S. Govt. Gtd. Notes	6.000%		09/01/18	356	373,959

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $746,456)					771,474

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.3%
Federal Home Loan Banks	1.000%		12/19/17	4,400	4,397,642
Federal Home Loan Banks	1.830%		07/29/20	900	904,880

Federal Home Loan Mortgage Corp.(b)	0.750%		01/12/18	1,425	1,415,021
Federal Home Loan Mortgage Corp.	2.479	%(a)	05/01/34	895	944,115
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	1,863	1,889,318
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 06/01/29	1,678	1,740,774
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 06/01/42	4,079	4,252,982
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	6,551	6,961,233
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,339	3,607,907
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	4,175	4,624,015
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 01/01/38	497	554,832
Federal Home Loan Mortgage Corp.	6.000%		08/01/32 - 09/01/34	376	426,577
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	395	451,450
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	35	36,610
Federal Home Loan Mortgage Corp.	8.000%		03/01/22 - 08/01/22	28	28,342
Federal Home Loan Mortgage Corp.	8.500%		02/01/17 - 09/01/19	17	16,711
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	10	9,805
Federal National Mortgage Association(c)	0.875%		05/21/18	935	927,647
Federal National Mortgage Association(b)	1.500%		06/22/20	880	870,185
Federal National Mortgage Association(d)	1.500%		11/30/20	4,245	4,174,100
Federal National Mortgage Association(d)	1.625%		01/21/20	765	764,533
Federal National Mortgage Association	1.875%		02/19/19	135	137,157
Federal National Mortgage Association	2.099	%(a)	04/01/34	385	407,084
Federal National Mortgage Association	2.290	%(a)	07/01/33	2,330	2,464,900
Federal National Mortgage Association	2.297	%(a)	04/01/34	733	775,729
Federal National Mortgage Association	2.350	%(a)	06/01/34	759	806,301
Federal National Mortgage Association(b)	2.625%		09/06/24	1,270	1,290,570
Federal National Mortgage Association	3.000%		TBA	6,000	6,013,125
Federal National Mortgage Association(e)	3.000%		TBA	12,500	12,555,175
Federal National Mortgage Association	3.000%		01/01/27 - 07/01/43	9,167	9,349,090
Federal National Mortgage Association	3.500%		TBA	8,000	8,265,937
Federal National Mortgage Association(e)	3.500%		TBA	17,000	17,606,953
Federal National Mortgage Association	3.500%		09/01/26 - 05/01/42	13,925	14,482,266
Federal National Mortgage Association	4.000%		TBA	2,500	2,646,777
Federal National Mortgage Association(e)	4.000%		TBA	14,000	14,852,578
Federal National Mortgage Association	4.000%		09/01/40 - 09/01/44	5,613	5,961,576
Federal National Mortgage Association	4.500%		TBA	1,500	1,619,062
Federal National Mortgage Association(e)	4.500%		TBA	3,000	3,242,812
Federal National Mortgage Association(c)	4.500%		01/01/20	121	126,992
Federal National Mortgage Association	4.500%		04/01/41	2,852	3,085,792
Federal National Mortgage Association	5.000%		TBA	500	550,789
Federal National Mortgage Association(e)	5.000%		TBA	1,000	1,102,906
Federal National Mortgage Association	5.000%		07/01/18 - 05/01/36	2,876	3,111,748
Federal National Mortgage Association	5.500%		02/01/17 - 11/01/36	9,796	11,021,661
Federal National Mortgage Association	6.000%		08/01/21 - 05/01/36	2,762	3,126,070
Federal National Mortgage Association(c)	6.500%		07/01/32	1,313	1,550,277

Federal National Mortgage Association	6.500%		08/01/32 - 10/01/37	2,784	3,212,973
Federal National Mortgage Association(c)	7.000%		05/01/24	176	199,278
Federal National Mortgage Association	7.000%		05/01/24 - 02/01/36	776	853,147
Federal National Mortgage Association	9.000%		04/01/25	7	8,521
Federal National Mortgage Association	9.500%		01/01/25 - 02/01/25	20	20,193
Financing Corp., FICO STRIPS P/O, Series 4P, Debs.	1.390	%(f)	10/06/17	2,640	2,588,861
Financing Corp., FICO STRIPS P/O, Series D-P, Sec’d. Notes	2.224	%(f)	09/26/19	2,090	1,949,972
Freddie Mac REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	516	530,042
Freddie Mac REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	145	147,938
Freddie Mac REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	858	879,011
Government National Mortgage Association(e)	3.000%		TBA	1,000	1,016,504
Government National Mortgage Association	3.000%		03/15/45	4,440	4,515,396
Government National Mortgage Association	3.500%		TBA	5,000	5,208,887
Government National Mortgage Association(e)	3.500%		TBA	10,000	10,443,946
Government National Mortgage Association	3.500%		04/20/45 - 07/20/45	5,648	5,907,506
Government National Mortgage Association(e)	4.000%		TBA	4,000	4,248,671
Government National Mortgage Association	4.000%		02/20/41	1,082	1,159,588
Government National Mortgage Association(e)	4.500%		TBA	3,500	3,773,779
Government National Mortgage Association	4.500%		02/20/40 - 03/20/41	4,069	4,428,440
Government National Mortgage Association	5.000%		07/15/33 - 04/15/34	2,165	2,420,492
Government National Mortgage Association	5.500%		02/15/34 - 02/15/36	885	1,012,523
Government National Mortgage Association	7.000%		03/15/22 - 02/15/29	1,703	1,799,889
Government National Mortgage Association	7.500%		01/15/23 - 07/15/24	235	247,968
Government National Mortgage Association	8.500%		04/15/25	227	270,112
Government National Mortgage Association	9.500%		09/15/16 - 08/20/21	43	43,533
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,416	1,457,414
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	2,285	2,319,261
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,565	1,606,682
Residual Funding Corp. Principal Strip, Bonds P/O	1.825	%(f)	10/15/19	4,305	4,020,375
Residual Funding Corp. Principal Strip, Sr. Unsec’d. Notes, P/O	2.066	%(f)	07/15/20	2,316	2,117,014
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	4,955	4,962,229

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $233,803,763)					238,522,151

U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bonds	2.500%		02/15/45	3,725	3,352,500
U.S. Treasury Bonds	2.750%		11/15/42	8,315	7,942,122
U.S. Treasury Bonds	2.875%		05/15/43 - 08/15/45	6,835	6,672,692
U.S. Treasury Bonds	3.000%		05/15/45	1,375	1,373,710
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	3,160	3,133,666
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/45	1,248	1,109,191
U.S. Treasury Notes	1.375%		12/31/18 - 04/30/20	8,120	8,107,622
U.S. Treasury Notes(d)	1.375%		10/31/20	3,700	3,649,702
U.S. Treasury Notes	1.500%		12/31/18 - 05/31/19	3,815	3,831,540
U.S. Treasury Notes	1.625%		04/30/19 - 11/30/20	30,350	30,403,781
U.S. Treasury Notes	1.750%		03/31/22	7,950	7,862,733
U.S. Treasury Notes	2.000%		11/30/22	3,805	3,805,000

U.S. Treasury Notes	2.125%		12/31/21	4,460	4,519,933
U.S. Treasury Notes	2.625%		11/15/20	1,440	1,502,663
U.S. Treasury Notes	3.125%		05/15/19	625	661,914
U.S. Treasury STRIPS	2.037	%(f)	02/15/22	1,875	1,651,603
U.S. Treasury STRIPS	2.184	%(f)	02/15/28	695	504,783
U.S. Treasury STRIPS	2.241	%(f)	05/15/28	345	248,271
U.S. Treasury STRIPS	2.280	%(f)	02/15/29	345	241,723
U.S. Treasury STRIPS	2.384	%(f)	05/15/29	710	493,405
U.S. Treasury STRIPS(d)	2.404	%(f)	08/15/21	5,070	4,535,450
U.S. Treasury STRIPS(d)	3.076	%(f)	08/15/24	6,700	5,470,115
U.S. Treasury STRIPS, P/O	2.351	%(f)	05/15/43	2,040	864,519
U.S. Treasury STRIPS, P/O	3.005	%(f)	11/15/44	1,045	420,221
U.S. Treasury STRIPS, P/O	3.413	%(f)	05/15/44	6,215	2,553,451

TOTAL U.S. TREASURY OBLIGATIONS (cost $104,662,346)					104,912,310

TOTAL LONG-TERM INVESTMENTS (cost $477,837,938)					483,196,520

SHORT-TERM INVESTMENTS — 27.3%

				Shares
AFFILIATED MUTUAL FUNDS — 27.2%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $9,402,554)				1,069,851	9,928,217
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $124,251,047; includes $19,686,975 of cash collateral for securities on loan)(g)(h)				124,251,047	124,251,047

TOTAL AFFILIATED MUTUAL FUNDS (cost $133,653,601)					134,179,264

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
5 Year U.S. Treasury Notes Futures, Strike Price $120.50, expiring 12/24/15				43,900	13,719
5 Year U.S. Treasury Notes Futures, Strike Price $118.50, expiring 12/24/15				43,900	233,219
Interest Rate Swap Options, Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16			Barclays Capiital Group	156,200	328
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16			Barclays Capital Group	156,200	722
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	156,200	2,238
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16			Barclays Capital Group	78,100	6,779
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16			Barclays Capital Group	78,100	9,145
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	78,100	12,713
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			Citigroup Global Markets	35,980	41
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			Citigroup Global Markets	35,980	318,810

					597,714

Put Options
90 Day Euro Dollar, Strike Price $99.13, expiring 12/14/15		395,250	9,881
90 Day Euro Dollar, Strike Price $99.38, expiring 12/14/15		395,250	9,881
Interest Rate Swap Option, Pay a fixed rate of 2.80% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/15	Citigroup Global Markets	56,930	15,197

			34,959

TOTAL OPTIONS PURCHASED (cost $1,062,873)			632,673

TOTAL SHORT-TERM INVESTMENTS (cost $134,716,474)			134,811,937

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 125.3% (cost $612,554,412)			618,008,457

OPTIONS WRITTEN* — (0.1)%
Call Options
5 Year U.S. Treasury Notes Futures, Strike Price $119.50, expiring 12/24/15		87,800	(123,469)
Interest Rate Swap Options, Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 02/19/16	Barclays Capital Group	234,300	(2,023)
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 03/14/16	Barclays Capital Group	234,300	(3,737)
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	234,300	(8,577)
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	71,960	(22,942)

			(160,748)

Put Option
90 Day Euro Dollar, Strike Price $99.25, expiring 12/14/15		790,500	(19,763)

TOTAL OPTIONS WRITTEN (cost $(608,290))			(180,511)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 125.2% (cost $611,946,122)(i)			617,827,946
Liabilities in excess of other assets(j) — (25.2)%			(124,549,391)

NET ASSETS — 100.0%			$493,278,555

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancements Securities
AID	Agency for International Development
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter

P/O	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2015.
(b)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,256,269; cash collateral of $19,686,975 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $66,000,000 is approximately 13.4% of net assets.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$613,708,429

Appreciation	7,822,449
Depreciation	(3,522,421)

Net Unrealized Appreciation	$4,300,028

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
353	10 Year U.S. Treasury Notes	Mar. 2016	$44,507,987	$44,632,437	$124,450
457	2 Year U.S. Treasury Notes	Mar. 2016	99,444,255	99,418,922	(25,333)
94	5 Year U.S. Treasury Notes	Mar. 2016	11,143,319	11,155,891	12,572
320	90 Day Euribor	Mar. 2016	79,512,816	79,492,000	(20,816)
11	U.S. Ultra Bonds	Mar. 2016	1,734,568	1,742,813	8,245

					99,118

	Short Positions:
320	90 Day Euribor	Sep. 2016	79,255,184	79,236,000	19,184
102	U.S. Long Bonds	Mar. 2016	15,688,083	15,708,000	(19,917)

					(733)

					$98,385

(1)	U.S. Government Agency Obligations with a combined market value of $1,601,155 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at November 30, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2015.

Interest rate swap agreements outstanding at November 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(11,820)	$—	$(11,820)	Citigroup Global Markets
7,700	02/15/19	1.656%	3 Month LIBOR(1)	(129,399)	—	(129,399)	Citigroup Global Markets
7,700	02/15/19	1.794%	3 Month LIBOR(2)	165,988	—	165,988	JPMorgan Chase

				$24,769	$—	$24,769

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
100	02/21/16	0.429%	3 Month LIBOR(1)	$151	$(9)	$(160)
5,180	09/04/20	1.585%	3 Month LIBOR(1)	171	(11,799)	(11,970)
11,860	09/17/21	2.358%	3 Month LIBOR(2)	221	432,414	432,193
22,565	12/31/21	1.831%	3 Month LIBOR(1)	68,684	(161,193)	(229,877)
16,445	12/31/21	1.950%	3 Month LIBOR(1)	79,794	(231,810)	(311,604)
6,200	01/13/22	2.351%	3 Month LIBOR(1)	187	(220,845)	(221,032)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(317,005)	(317,199)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	166	(110,035)	(110,201)
47,070	05/31/22	2.200%	3 Month LIBOR(1)	(53,568)	(1,297,746)	(1,244,178)
8,210	05/31/22	2.217%	3 Month LIBOR(1)	194	(234,942)	(235,136)
5,095	08/31/22	1.745%	3 Month LIBOR(1)	177	18,053	17,876
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(976,250)	(976,505)
15,075	08/18/24	2.750%	3 Month LIBOR(2)	185	914,349	914,164
8,000	09/17/24	2.732%	3 Month LIBOR(1)	132	(471,576)	(471,708)
2,920	09/04/25	2.214%	3 Month LIBOR(1)	171	(42,654)	(42,825)
5,540	11/12/25	2.263%	3 Month LIBOR(1)	190	(101,530)	(101,720)
370	09/17/29	3.070%	3 Month LIBOR(2)	12	34,410	34,398
15,915	02/15/36	2.502%	3 Month LIBOR(2)	7,050	50,892	43,842

				$104,366	$(2,727,276)	$(2,831,642)

U.S. Government Agency Obligations with a combined market value of $3,272,912 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at November 30, 2015.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2015.

Total return swap agreements outstanding at November 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
OTC swap agreement:
Barclays Capital Group	12/04/2015	7,000	Pay fixed payments of 0.126% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA	$(17,759)	$—	$(17,759)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$15,855,543	$—
Non-Residential Mortgage-Backed Security	—	747,336	—
Commercial Mortgage-Backed Securities	—	120,427,464	—
Foreign Government Agency Obligation	—	1,175,246	—
Residential Mortgage-Backed Securities	—	784,996	—
Small Business Administration Agencies	—	771,474	—
U.S. Government Agency Obligations	—	238,522,151	—
U.S. Treasury Obligations	—	104,912,310	—
Affiliated Mutual Funds	134,179,264	—	—
Options Purchased	266,700	365,973	—
Options Written*	(143,232)	(37,279)	—
Other Financial Instruments*
Futures Contracts	98,385	—	—
OTC interest rate swaps	—	24,769	—
Exchange-traded interest rate swaps	—	(2,831,642)	—
OTC Total Return Swap Agreements	—	(17,759)	—

Total	$134,401,117	$480,700,582	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Collateralized Loan Obligations
Balance as of 2/28/15	$3,740,100
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(3,740,100)

Balance as of 11/30/15	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan Obligations	$3,740,100	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       January 20, 2016

*	Print the name and title of each signing officer under his or her signature.